Fidelity (logo) Investments®|||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	FMR Corp. 82 Devonshire Street Boston MA 02109-3614 617 563 7000

||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	January 30, 2001

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, N.W.

Washington, DC 20549

Attention: File Room

Re:	Fidelity Court Street Trust II (the trust):
Fidelity Connecticut Municipal Money Market Fund Fund;
Spartan Connecticut Municipal Money Market Fund Fund;
Spartan Florida Municipal Money Market Fund Fund;
Fidelity New Jersey Municipal Money Market Fund; and
Spartan New Jersey Municipal Money Market Fund (the funds)
File Nos. 33-43758 and 811-6453

__________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectuses and Statements of Additional Information with respect to the above referenced funds do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	Very truly yours,

/s/Eric D. Roiter
Eric D. Roiter
Secretary